Mortgages Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Mortgages Payable

8. Mortgages Payable

In January 2014, the Company executed a mortgage with Comerica Bank for $1.8 million for the purpose of acquiring property located in Ann Arbor, Michigan, which is used for laboratory testing and research purposes. The mortgage matures in 2024 and requires monthly principal and interest payments at a fixed interest rate of 2.94% plus a floating rate at LIBOR. As of each of September 30, 2020 and December 31, 2019, the outstanding balance of this mortgage was $1.4 million. The Company also has a mortgage with American Bank of Commerce (originally executed in February 2008) outstanding on Avero’s property located in Lubbock, Texas, which is used primarily for laboratory testing. The mortgage matures in 2029 and requires monthly principal and interest payments at an interest rate of 3.25%. As of September 30, 2020 and December 31, 2019, the outstanding balance of this mortgage was $1.8 million and $1.9 million, respectively.

As of September 30, 2020, the minimum principal payments under the mortgages payable were as follows (in thousands):

Year ending December 31,	Minimum Mortgages Payable Payments Obligations
Remainder of 2020	$66
2021	271
2022	281
2023	292
2024	1,338
Thereafter	884

Total future minimum payments	3,132
Less current portion of mortgages payable	(268)

Mortgages payable, net of current portion	$2,864

8. Mortgages Payable

On January 24, 2014, the Company executed a mortgage with Comerica Bank for $1.8 million for the purpose of acquiring property located in Ann Arbor, Michigan, which was previously leased by the Company and used for laboratory testing and research purposes. The outstanding balance as of December 31, 2018 and 2019 was $1.5 million and $1.4 million, respectively. The mortgage matures in 2024 and requires monthly principal and interest payments at a fixed interest rate of 2.94% plus a floating rate at London Interbank Offered Rate (“LIBOR”).

The Company also has a mortgage with American Bank of Commerce (originally executed on February 19, 2008) outstanding on Avero’s property located in Lubbock, Texas, which is used primarily for laboratory testing. The outstanding balance as of December 31, 2018 and 2019 was $2.1 million and $1.9 million, respectively. The mortgage matures in 2029 and requires monthly principal and interest payments at an interest rate of 4.25%.

As of December 31, 2019, the minimum principal payments under the mortgages payable are as follows (in thousands):

Year Ending December 31,	Minimum Mortgages Payable Payments
2020	241
2021	253
2022	265
2023	277
2024 and thereafter	2,286

Total future minimum payments	$3,322
Less current portion of mortgages payable	(241)

Mortgages payable, net of current portion	$3,081